UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Reports to Stockholders.

Reinhart Mid Cap Private Market Value Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2012

Reinhart Mid Cap Private Market Value Fund

January 3, 2013

Fellow Shareholders,

Thank you for investing in the Reinhart Mid Cap Private Market Value Fund (RPMVX).  The Fund continues to invest in what we believe are high-quality U.S. mid cap equities, utilizing Reinhart’s private market value methodology to make investment decisions.  In our opinion, this disciplined and repeatable process of investing will help attain our goal of providing strong risk-adjusted returns for our shareholders.

We are happy to report that RPMVX has delivered a total return of 8.10% for the six-month period beginning with the Fund’s inception on 5/31/12 and ending 11/30/12.  The U.S. stock market continued to move higher during 2012 despite concerns about Europe, U.S. corporate earnings, and the federal government’s fiscal cliff.  Our investment team has employed a cautious portfolio approach due to these macro issues and our company-level research, both of which suggest a tough economic environment may be ahead.  As a result of this defensive position, RPMVX trailed the 11.04% gain of the Russell Midcap Value Index during the same six-month time period.

The conservative nature of the portfolio can be measured by looking at the weighted average beta in the Fund, which as of 11/30/12 stood at 0.85, 20% below the index level.  In breaking down the performance of stocks within the Russell Midcap Value Index, we noticed a pattern of stronger returns among riskier securities.  For example, the 40% of stocks in the index with the highest betas outperformed the 40% of the stocks with the lowest betas by 6.7 percentage points for the six months ending 11/30/12 (data derived from FactSet Research System software).

Although lower levels of portfolio risk can explain most of the trailing performance, stock selection within the energy sector also hindered returns. The investment team has addressed this issue by repositioning the portfolio accordingly, selling one holding and purchasing two new energy stocks during the fourth quarter.

The Fund was able to offset these headwinds with strong stock selection in other sectors, and also benefitted from two takeovers within the portfolio.  In both cases a larger corporation has offered to acquire all the shares of our investment holding at a substantial premium to its stock price, resulting in significant gains for shareholders.  Although predicting the level of merger and acquisition activity is difficult, several signs point to the potential for accelerating deal volumes.  We believe that corporations may be looking to spur revenue growth by deploying their excess cash in the form of acquisitions.  This trend may begin to improve the relative returns of the Fund in 2013.

Finally, with an approximate 8% cash position the Fund has adequate capital to take advantage of future market volatility.  We continue to add to our watch list of high-quality companies and stand ready to invest wherever the risk/reward relationship turns favorable.

Thank you again for your participation in the Reinhart Mid Cap Private Market Value Fund. We take the responsibility of managing your capital seriously, and our investment team appreciates the trust you have placed in us.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap Private Market Value Fund

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Value Index is an unmanaged index which measures the performance of mid sized U.S. companies.  An investment can not be made directly to an index.

Beta measures the sensitivity of rates of return on a fund to general market movements.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap Private Market Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Since Inception(1) to
November 30, 2012
Investor Class	8.00%
Advisor Class	8.10%
Russell Midcap Value Index(2)	11.04%

(1)	May 31, 2012
(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Reinhart Mid Cap Private Market Value Fund

Expense Example (Unaudited)
November 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 – November 30, 2012).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (6/1/2012)	Value (11/30/2012)	(6/1/2012 to 11/30/2012)
Investor Class Actual(2)	$1,000.00	$1,080.00	$7.04
Investor Class Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.30	$6.83
Advisor Class Actual(2)	$1,000.00	$1,081.00	$5.74
Advisor Class Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.55	$5.57

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.35% and 1.10% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended November 30, 2012 of 8.00% and 8.10% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap Private Market Value Fund

Allocation of Portfolio Net Assets (Unaudited)
November 30, 2012
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
November 30, 2012
(% of net assets)

Lender Processing Services	2.3%
AGL Resources	2.2%
Eaton Vance	2.2%
Peoples United Financial	2.2%
Towers Watson, Class A	2.1%
Omnicom Group	2.1%
Denbury Resources	2.1%
American Financial Group	2.1%
TD Ameritrade	2.0%
Kroger	2.0%

Reinhart Mid Cap Private Market Value Fund

Schedule of Investments (Unaudited)
November 30, 2012

Description	Shares	Value

COMMON STOCKS – 77.5%

Consumer Discretionary – 8.6%
Bed Bath & Beyond*	3,780	$221,961
CarMax*	6,470	234,602
Kohl’s	4,060	181,279
Omnicom Group	5,700	283,518
Valassis Communications*	9,580	248,889
		1,170,249
Consumer Staples – 2.0%
Kroger	10,270	269,485

Energy – 5.3%
Denbury Resources*	18,310	282,523
Noble	6,200	213,838
Whiting Petroleum*	5,220	218,927
		715,288
Financials – 23.0%
American Financial Group	7,100	281,515
American Realty Capital Trust – REIT	20,440	238,330
BOK Financial	4,860	267,494
Eaton Vance	9,290	296,165
Fifth Third Bancorp	18,110	265,130
Fulton Financial	25,700	250,061
Mack-Cali Realty – REIT	9,100	230,048
Markel*	510	244,290
Mid-America Apartment Communities – REIT	3,520	219,367
Peoples United Financial	24,110	293,901
Plum Creek Timber – REIT	6,170	264,385
TD Ameritrade	16,650	269,730
		3,120,416
Health Care – 9.1%
AmerisourceBergen	5,790	244,454
Life Technologies*	5,380	265,503
Patterson Companies	7,450	254,045
PerkinElmer	6,650	210,472
Universal Health Services, Class B	5,800	261,406
		1,235,880
Industrials – 5.4%
Carlisle Companies	3,610	204,579
Exelis	21,450	242,385

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2012

Description	Shares	Value

COMMON STOCKS – 77.5% (CONTINUED)

Industrials – 5.4% (Continued)
Towers Watson, Class A	5,500	$290,840
		737,804
Information Technology – 9.3%
DST Systems	4,260	245,547
Lender Processing Services	12,380	307,643
Molex, Class A	10,630	230,777
Synopsys*	7,980	261,744
Zebra Technologies, Class A*	5,680	221,236
		1,266,947
Materials – 6.9%
Ashland	2,620	185,810
Greif, Class A	5,970	244,949
International Flavors & Fragrances	3,950	256,869
Sigma-Aldrich	3,520	255,270
		942,898
Telecommunication Services – 0.8%
NII Holdings*	22,040	111,743
Utilities – 7.1%
AGL Resources	7,610	296,638
Entergy	3,470	220,484
Great Plains Energy	10,170	205,942
Vectren	8,090	236,633
		959,697
Total Common Stocks
(Cost $10,528,626)		10,530,407

SHORT-TERM INVESTMENT – 7.1%
Invesco Treasury Portfolio, 0.02%^
(Cost $960,987)	960,987	960,987
Total Investments – 84.6%
(Cost $11,489,613)		11,491,394
Other Assets and Liabilities, Net – 15.4%		2,097,281
Total Net Assets – 100.0%		$13,588,675

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect at November 30, 2012.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Statement of Assets and Liabilities (Unaudited)
November 30, 2012

ASSETS:
Investments, at value
(cost $11,489,613)	$11,491,394
Cash	4,860
Receivable for investment securities sold	337,202
Dividends & interest receivable	19,695
Receivable for capital shares sold	2,175,558
Prepaid expenses	21,314
Receivable for adviser reimbursements	9,068
Total assets	14,059,091

LIABILITIES:
Payable for investment securities purchased	440,116
Accrued distribution fees	2,474
Payable to affiliates	18,228
Accrued expenses	9,598
Total liabilities	470,416

NET ASSETS	$13,588,675

NET ASSETS CONSIST OF:
Paid-in capital	$13,537,512
Accumulated undistributed net investment income	28,587
Accumulated undistributed net realized gain on investments	20,795
Net unrealized appreciation on investments	1,781
Net Assets	$13,588,675

	Investor Class	Advisor Class
Net Assets	$6,949,940	$6,638,735
Shares issued and outstanding(1)	643,452	613,875
Net asset value, redemption price and
minimum offering price per share	$10.80	$10.81

(1)	Unlimited shares authorized

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Statement of Operations (Unaudited)
For the Period Inception Through November 30, 2012(1)

INVESTMENT INCOME:
Interest income	$74
Dividend income	56,310
Total investment income	56,384

EXPENSES:
Fund administration & accounting fees	38,880
Transfer agent fees	24,567
Investment adviser fees	23,020
Audit fees	7,745
Compliance fees	6,006
Trustee fees	5,678
Federal & state registration fees	5,635
Legal fees	4,914
Postage & printing fees	3,458
Custody fees	3,089
Distribution fees – Investor Class	2,475
Other	1,274
Total expenses before reimbursement	126,741
Less: reimbursement from investment adviser (Note 4)	(98,944)
Net expenses	27,797

NET INVESTMENT INCOME	28,587

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	20,795
Net change in unrealized appreciation on investments	1,781

Net realized and unrealized gain on investments	22,576

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,163

(1)	Inception date of the Fund was May 31, 2012.

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Statement of Changes in Net Assets

For the Period
Inception through
November 30, 2012(1)
(Unaudited)
OPERATIONS:
Net investment income	$28,587
Net realized gain on investments	20,795
Net change in unrealized appreciation on investments.	1,781
Net increase in net assets resulting from operations	51,163

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	7,019,023
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(22)
Increase in net assets from Investor Class transactions	7,019,001
Advisor Class:
Proceeds from shares sold	6,549,851
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(31,340)
Increase in net assets from Advisor Class transactions	6,518,511
Net increase in net assets resulting from capital share transactions	13,537,512

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—
From net realized gains	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	13,588,675

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment income of $28,587	$13,588,675

TRANSACTIONS IN SHARES:
Investor Class:
Shares sold	643,454
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(2)
Net increase in Investor Class shares	643,452
Advisor Class:
Shares sold	616,717
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(2,842)
Net increase in Advisor Class shares	613,875
Net increase in shares outstanding	1,257,327

(1)	Inception date of the Fund was May 31, 2012.

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	For the Period
	Inception through
	November 30, 2012(1)
	(Unaudited)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized and unrealized gain on investments	0.78
Total from investment operations	0.80

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$10.80

TOTAL RETURN	8.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$6.9

Ratio of expenses to average net assets:
Before expense reimbursement	5.65	%(3)
After expense reimbursement	1.35	%(3)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(3.20	)%(3)
After expense reimbursement	1.10	%(3)

Portfolio turnover rate	35	%(2)

(1)	Inception date of the Fund was May 31, 2012.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	For the Period
	Inception through
	November 30, 2012(1)
	(Unaudited)
Advisor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain on investments	0.78
Total from investment operations	0.81

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$10.81

TOTAL RETURN	8.10	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$6.6

Ratio of expenses to average net assets:
Before expense reimbursement	5.40	%(3)
After expense reimbursement	1.10	%(3)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.95	)%(3)
After expense reimbursement	1.35	%(3)

Portfolio turnover rate	35	%(2)

(1)	Inception date of the Fund was May 31, 2012.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements (Unaudited)
November 30, 2012

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap Private Market Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on May 31, 2012. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Reinhart Partners, Inc.  (the “Adviser”). The Fund currently offers two classes of shares, the Investor Class and the Advisor Class.  Investor Class shares are subject to 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2012, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended November 30, 2012, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2012, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2012

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2012

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,530,407	$—	$—	$10,530,407
Short-Term Investment	960,987	—	—	960,987
Total Investments in Securities	$11,491,394	$—	$—	$11,491,394

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2012, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.35% and 1.10% of average daily net assets of the Fund’s Investor Class shares and Advisor Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement will be in effect through at least December 31, 2014, subject to termination upon 60 days written notice by either the Trust or the Adviser after May 29, 2013.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
5/31/2016	$98,944

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended November 30, 2012, the Fund incurred $38,880 in administration and fund accounting fees.

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2012

USBFS also serves as the transfer agent to the Fund.  For the period ended November 30, 2012, the Fund incurred $16,823 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended November 30, 2012, the Fund incurred $3,089 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended November 30, 2012, the Fund incurred $6,006 in compliance fees.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended November 30, 2012, the Investor Class incurred expenses of $2,475 pursuant to the Plan.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended November 30, 2012, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$11,896,002	$1,388,172

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at November 30, 2012, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$328,255	$(326,474)	$1,781	$11,489,613

There were no distributions made by the Fund for the period ended November 30, 2012.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2012, 45 Trust A SISC GASB and 45 Trust B SISC GASB owned 55.6% and 43.7%, respectively, of the outstanding shares of the Investor Class of the Fund. As of November 30, 2012, Dingle & Co. and Plumbers Local 98 Union owned 27.1% and 25.3%, respectively, of the outstanding shares of the Advisor Class of the Fund.

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2012

8.  SUBSEQUENT EVENTS

On December 27, 2012, the Fund paid an income distribution to the Investor Class of $28,997, or $0.04503131 per share, and paid an income distribution to the Advisor Class in the amount of $31,757, or $0.05082348 per share.

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no additional items require recognition or disclosure.

Reinhart Mid Cap Private Market Value Fund

Additional Information (Unaudited)
November 30, 2012

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on May 22-23, 2012, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Reinhart Partners, Inc. (“Reinhart”) regarding the Reinhart Mid Cap Private Market Value Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Reinhart and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Reinhart (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  Reinhart also met with the Trustees and provided further information regarding its proposed services to the Fund, including but limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement between the Trust and Reinhart (“Investment Advisory Agreement”), the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by Reinhart; (2) the cost of the services to be provided and the profits to be realized by Reinhart from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Reinhart and resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Reinhart’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Reinhart to be set forth in the Investment Advisory Agreement between the Trust and Reinhart are fair and reasonable in light of the services Reinhart will perform, investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services that Reinhart will provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Reinhart on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Trustees considered Reinhart’s sound composite performance since the composite’s inception in 1995 for accounts managed in the mid cap private market value style, the same investment style that will be used to manage the Fund. The Trustees noted the investment philosophy of the portfolio managers and the lead portfolio manager’s significant investment and portfolio management experience.  The Trustees

Reinhart Mid Cap Private Market Value Fund

Additional Information (Unaudited) – Continued
November 30, 2012

also considered the capitalization of Reinhart and that it has more than $4 billion in assets under management.  The Trustees concluded that they are satisfied with the nature, extent and quality of services proposed to be provided by Reinhart to the Fund pursuant to the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the Fund will pay to Reinhart in the amount of 1.00% of the Fund’s average annual daily net assets and Reinhart’s profitability analysis (12 month pro-forma) for services to be rendered to the Fund by Reinhart.  In this regard, the Trustees noted that Reinhart expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund.  The Trustees noted that the management fees charged by Reinhart to separately managed accounts with assets similar to those projected for the Fund are lower than the proposed advisory fee for the Fund. The Trustees also noted that Reinhart had contractually agreed for a period of at least one year from the effective date of the Fund’s prospectus, to reduce its management fees and, if necessary, reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class and 1.10% of the average daily net assets of the Advisor Class shares. The Trustees concluded that Reinhart’s service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category.  While the Trustees noted that the Fund’s management fee was higher than the average and median management fees (after waivers) reported for the benchmark category, they also considered that the total expenses of the Advisor Class shares of the Fund were lower than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, which includes a mix of funds with and without Rule 12b-1 fees, which the Advisor Class does not have.  They further noted that the average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the Fund. While recognizing that it is difficult to compare advisory fees because advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s proposed advisory fee is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of Reinhart’s advisory services required to be provided to the Fund.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time.

Other Benefits. The Trustees noted that Reinhart intends to utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Reinhart will not receive any additional financial benefits from services rendered to the Fund.

Reinhart Mid Cap Private Market Value Fund

Additional Information (Unaudited) – Continued
November 30, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Mid Cap Private Market Value Fund

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 W. Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-774-3863.

RH-RPSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date   February 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date   February 5, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date   February 5, 2013

* Print the name and title of each signing officer under his or her signature.